Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expense (Benefit) [Abstract]
Components Of Earnings (Loss) Before Income Taxes And Non-Controlling Interest
The components of earnings (loss) before income taxes and Non-controlling interest consist of:

	Year ended December 31,
	2010	2011	2012
The Netherlands	(48,177)	(3,450)	(70,263)
Other countries	333,639	356,305	136,994
Earnings before income taxes and Non-controlling interest	285,462	352,855	66,731

Schedule Of Income Tax Expense
The income tax expense consists of:

	Year ended December 31,
	2010	2011	2012
Current:
The Netherlands	(505)	(494)	(110)
Other countries	(38,342)	(64,684)	(26,337)
	(38,847)	(65,178)	(26,447)
Deferred:
The Netherlands	—	—	—
Other countries	(4,092)	28,486	147
Income tax expense	(42,939)	(36,692)	(26,300)

Schedule Of Reconciliation Of The Provisions For Income Taxes And The Amounts That Would Be Computed Using Statutory Income Tax Rates
A reconciliation of the provisions for income taxes and the amounts that would be computed using the Netherlands statutory income tax rates is set forth as follows:

	Year ended December 31,
	2010	2011	2012
Earnings before income taxes and Non-controlling interest	285,462	352,855	66,731
Netherlands statutory income tax rate	25.5%	25.0%	25.0%
Income tax provision at statutory rate	(72,793)	(88,214)	(16,683)
Non-deductible expenses	(8,250)	(8,228)	(6,508)
Foreign taxes at a rate other than the Netherlands statutory rate	24,198	12,983	(2,699)
Valuation allowance	(3,698)	17,991	(14,876)
Non-taxable income	18,536	30,156	4,887
Other [1]	(932)	(1,380)	9,579
Income tax expense	(42,939)	(36,692)	(26,300)

1) Other for 2012 consist of tax credits €3,163 and unwinding of temporary differences in the current year for which no deferred tax was recognized in prior years €5,549

Schedule Of Deferred Income Taxes
Deferred income taxes developed as follows:

	January 1, 2011	Acquisitions	Reclassifications	Consolidated statement of operations	Equity	Exchange differences	December 31, 2011
Deferred tax assets:
Reserves and allowances	7,020	255	163	3,860	(337)	(546)	10,415
Net operating losses	153,407	7,038	—	(74,935)	—	1,210	86,720
Depreciation	2,331	(1,164)	—	(801)	—	(3)	363
Other	1,216	(12,302)	—	18,438	—	(961)	6,391
Gross deferred tax assets	163,974	(6,173)	163	(53,438)	(337)	(300)	103,889
Less: valuation allowance	(149,600)	—		73,010	—	123	(76,467)
Net deferred tax assets	14,374	(6,173)	163	19,572	(337)	(177)	27,422
Deferred tax liabilities:	(322)	(13,295)	(163)	8,914	—	485	(4,381)
Net deferred income taxes	14,052	(19,468)	—	28,486	(337)	308	23,041

	January 1, 2012	Acquisitions	Reclassifications	Consolidated statement of operations	Equity	Exchange differences	December 31, 2012
Deferred tax assets:
Reserves and allowances	10,415	—	3,985	4,928	1,730	(736)	20,322
Net operating losses	86,720	—	—	(2,303)	—	(939)	83,478
Depreciation	363	—	508	1,478	—	(89)	2,260
Other	6,391	—	(6,525)	1,345	28	(127)	1,112
Gross deferred tax assets	103,889	—	(2,032)	5,448	1,758	(1,891)	107,172
Less: valuation allowance	(76,467)	—	(180)	(6,442)	—	(161)	(83,250)
Net deferred tax assets	27,422	—	(2,212)	(994)	1,758	(2,052)	23,922
Deferred tax liabilities:	(4,381)	—	2,212	1,142	—	39	(988)
Net deferred income taxes	23,041	—	—	148	1,758	(2,013)	22,934

Schedule Of Deferred Tax Assets And Liabilities
Deferred tax assets and liabilities are classified in the consolidated balance sheet as follows:

	December 31,
	2011	2012
Deferred tax assets—current	14,350	17,967
Deferred tax assets—non-current	13,072	5,955
Deferred tax liabilities—current	(3,513)	(36)
Deferred tax liabilities—non-current	(868)	(952)
	23,041	22,934

Schedule Of Amounts And Expiration Dates Of Net Operating Losses For Tax Purposes
The amounts and expiration dates of net operating losses for tax purposes are as follows:

Expiration year	Total of net operating losses for tax purposes	Net operating losses for which deferred tax assets are recognized
2013	16,309	—
2014	37,607	—
2015	—	—
2016	—	—
2017	47,429	—
2018	47,293	—
2019	35,905	—
2020	147	—
2021	60,564	149
2022-2028	—	—
2029	22,374	—
2030	3,689	—
Unlimited	47,160	80
Total	318,477	229

Schedule Of Reconciliation Of The Beginning And Ending Balance Of The Liability For Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits is as follows:

Balance January 1, 2010	15,663
Gross increases—tax positions in current year	3,230
Foreign currency translation effect	1,164
Balance December 31, 2010	20,057
Gross increases—tax positions in current year	950
Foreign currency translation effect	742
Balance December 31, 2011	21,749
Gross increases—tax positions in current year	1,157
Foreign currency translation effect	(395)
Balance December 31, 2012	22,511

Summary Of Open Tax Years By Major Jurisdiction	A summary of open tax years by major jurisdiction is as follows:

Jurisdiction
Japan	2009-2012
Hong Kong	2006-2012
The Netherlands	2011-2012
Singapore	2006-2012
United States	1997-2012
South Korea	2007-2012